Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
401 (k) Plan
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting: The Plan’s financial statements are prepared using the accrual basis of accounting, with the exception of the payment of benefits, which are recognized as a reduction in the net assets available for benefits of the Plan as they are disbursed to participants.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Plan administrator to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results may differ from those estimates.
Administrative Expenses: Processing fees of the Plan are charged against the account balance for the individual participant responsible for the expense. Administrative expenses are paid by the Plan or may be paid by the Company at the Company’s discretion.
Payment of Benefits: Benefits are recorded when paid.
Contributions Receivable: Participant contributions and any related employer matching contributions are recognized in the period during which the participant’s related service is completed. Non-elective or profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document.
Investment Valuation and Income Recognition: Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an arms-length transaction between market participants at the measurement date. Refer to Note G, “Fair Value Measurements,” for a discussion of the methods and assumptions used by the Plan to estimate the fair values of the Plan’s investments. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in the fair value of investments, as recorded in the Statements of Changes in Net Assets Available for Benefits, includes changes in the fair value of investments acquired, sold or held during the year.
Notes Receivable from Participants: Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis.
Subsequent Events: The Plan has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred after December 31, 2025 through June 24, 2026, the date of issuance of its financial statements.
No significant events that required adjustment to or disclosure in the financial statements occurred prior to the issuance of the accompanying financial statements.